Segmental and Geographical Information - Summary of Revenue from External Consumers and Segment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	$ 2,316,680	$ 2,256,608	$ 1,673,922
Non-current assets excluding deferred tax assets and investments	1,847,815	1,683,494
Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	2,316,680	2,256,608	1,673,922
Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	2,316,680	2,256,608	1,673,922
United States
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets and investments	310,889	249,529
United States | Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	512,196	475,684	314,596
United Kingdom
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets and investments	319,588	354,883
United Kingdom | Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	258,271	221,264	151,875
United Kingdom | Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	1,379,104	1,363,167	1,021,240
Italy
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets and investments	1,077,527	917,646
Italy | Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	646,936	624,585	485,882
Other Countries
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets and investments	139,811	161,436
Other Countries | Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	1,546,213	1,559,660	1,207,451
Other Countries | Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	$ 290,640	$ 268,856	$ 166,800